Marathon [originally appears bottom right vertically]


                        Investing                   [EARTH PHOTO APPEARS HERE]
                        for the
                        21st
[LOGO OF EATON VANCE    Century
MUTUAL FUNDS
APPEARS HERE]









Semiannual Report February 28, 1997





                                  EATON VANCE

                                   MARATHON
[SATELLITE APPEARS HERE]
                                  INFORMATION

                                   AGE FUND




                     Global Management-Global Distribution








[BABY AT COMPUTER APPEARS HERE]

EV Marathon Information Age Fund as of February 28, 1997

INVESTMENT UPDATE


Investment Environment
--------------------------------------------------------------------------------
   The Climate for the Information Sectors
 . Information age stocks were unusually volatile in the past year. Broadcasting stocks rose as mergers spread throughout the industry. Technology stocks plunged in the first half of 1996, but rallied sharply in the second half. Telecom stocks lagged the market as investors focused on an increasingly competitive environment.
 . The period witnessed major legislation affecting the telecom industry. In the U.S., Congress passed legislation deregulating the telecom sector. Meanwhile, the World Trade Organization passed the Geneva Agreement, which opens global markets to competition and facilitates foreign investment in telecom companies.
 . Intel Corp. estimated that PC sales will reach 90 million in 1997 and that, by the year 1999, PC sales will outstrip television sales as the computer becomes the dominant consumer appliance.

The Fund
--------------------------------------------------------------------------------
   Performance for the Past Six Months
 . The Fund had a total return of 9.5% during the six months ended February 28, 1997./1/ That return was the result of a rise in net asset value per share from $11.04 on August 31, 1996 to $12.08 on February 28, 1997, and the reinvestment of $0.012 per share in capital gain distributions.

 . In comparison, the S&P 500 - an unmanaged index of U.S. common stocks - and the Morgan Stanley Capital International Europe, Australasia, and Far East Index had total returns of 22.6% and 2.4%, respectively, during the same period.*

--------------------------------------------------------------------------------
Fund shares are not guaranteed by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

/1/ This return does not include contingent deferred sales charge incurred by certain redeeming shareholders.

/2/ Returns are calculated by determining the percentage change in net asset value with all distributions reinvested.

SEC average annual returns reflect applicable CDSC on the following schedule:
5% - 1st year; 5% - 2nd year; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Past performance is no guarantee of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

/3/ By market value as of 2/28/97. Sector weighting subject to change due to active management.

/4/ Positions and holdings are as of 2/28/97 only and may not be representative of the Portfolio's current or future investments. Portfolio holdings account for 23.16% of the Fund's investments, determined by dividing the total market value of the holdings by the total net assets of the Portfolio.

   U.S.-based Portfolio activity

 .  Broadcasting stocks were among the Fund's best performers during the period.
   Companies like LIN Television and Westinghouse Electric have been part of a recent wave of consolidation among broadcasting companies.

 . Advertising stocks also fared relatively well. Companies like Omnicom Group, which has exposure to both U.S. and global ad markets, had robust earnings in 1996 due to ad spending tied to the U.S. Presidential election and Atlanta Summer Olympic Games.

 . Among the Fund's business services stocks, the strongest performer was E*Trade Group Inc., which has risen more than 73% in 1997 alone. The company has seen revenues surge from its PC-based investment information and discount stock trading services. International Portfolio activity

 . The U.K. was the Portfolio's largest foreign country weighting, represented by large international media stocks like Pearson and Reuters Holdings. Reuters continues to enjoy double-digit earnings growth from its sale of information and transaction products.

 . The landmark legislative accords in the U.S. and overseas improved the prospects for the Portfolio's global telecom holdings. STET, an Italian telecom company, enjoyed strong mobile phone subscriber growth in the past year. Meanwhile, Cable and Wireless, a U.K.-based communications group, formed a new venture with NYNEX and Videotron that will provide access to six million homes in the U.K.

 .  In the technology sector, Sony was a large holding. The company remains a world-wide leader in consumer electronics. Its global reach has insulated it from the continuing weak Japanese economy.
--------------------------------------------------------------------------------
*It is not possible to invest directly in the Index.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Fund Information
as of February 28, 1997


Performance/2/ - periods ended 2/28/97
---------------------------------------------------------------

Average Annual Total Returns (at net asset value)
---------------------------------------------------------------
One year                                           12.9%
Life of Fund (9/18/95)                             14.0


SEC Average Annual Total Returns (including applicable CDSC)
---------------------------------------------------------------
One year                                            7.9%
Life of Fund (9/18/95)                             10.7


5 Largest Industry Positions/3/
---------------------------------------------------------------
By total net assets
Information services    14.8%
Electronics    13.9%
Communications services   13.7
Publishing    12.2%
Computer services    9.4%


Ten Largest Holdings/4/
---------------------------------------------------------------
By total net assets
Sony Corp.                                          2.86%
Pearson PLC                                         2.72
STET                                                2.63
Cable & Wireless PLC                                2.44
Philips Electronics NV                              2.24
Reuters Holding PLC                                 2.21
Tandberg Television ASA                             2.15
Television Broadcasts, Ltd.                         2.03
Automatic Data Processing, Inc.                     1.94
Yorkshire - Tyne Tees TV Holdings                   1.94


EV Marathon Information Age Fund as of February 28, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities




As of February 28, 1997
Assets
---------------------------------------------------------------
Investment in Information Age Portfolio, at
    value (Note 1A)                                 $25,789,991
     (identified cost, $23,526,347)
Receivable for Fund shares sold                         167,266
Deferred organization expenses (Note 1D)                 31,888
Tax reclaim receivable                                    5,403
---------------------------------------------------------------
Total assets                                        $25,994,548
---------------------------------------------------------------


Liabilities
---------------------------------------------------------------
Payable for Fund shares redeemed                    $    63,344
Payable to affiliate for Trustees' fees                      27
Accrued expenses                                         16,228
---------------------------------------------------------------
Total liabilities                                   $    79,599
---------------------------------------------------------------

Net Assets for 2,146,089 shares of
     beneficial interest outstanding                $25,914,949
---------------------------------------------------------------


Sources of Net Assets
---------------------------------------------------------------
Paid-in capital                                     $22,683,570
Accumulated net realized gain on investments
    and foreign currency transactions                 1,220,727
    (computed on the basis of identified
    cost)
Accumulated net investment loss                        (252,992)

Net unrealized appreciation of investments
    and foreign currency transactions                 2,263,644
    (computed on the basis of identified
    cost)
---------------------------------------------------------------
Total                                               $25,914,949
---------------------------------------------------------------


Net Asset Value, Offering and Redemption Price Per Share
(Note 6)
---------------------------------------------------------------
($25,914,949 / 2,146,089 shares of
     beneficial interest outstanding)               $     12.08
---------------------------------------------------------------



Statement of Operations
---------------------------------------------------------------

For the Six Months Ended
February 28, 1997
Investment Income (Note 1B)
---------------------------------------------------------------
Dividend income allocated from Portfolio
    (net of foreign taxes, $9,675)                  $   87,980
Interest income allocated from Portfolio                20,734
Expenses allocated from Portfolio                     (173,869)
--------------------------------------------------------------
Total  investment loss                              $  (65,155)
--------------------------------------------------------------


Expenses
--------------------------------------------------------------
Management fee (Note 3)                             $   29,790
Compensation of Trustees not members of the
    Administrator's organization (Note 3)                  174
Distribution fees (Note 5)                             105,561
Transfer and dividend disbursing agent fees             16,341
Printing and postage                                    15,254
Amortization of organization expenses (Note 1D)          4,644
Registration fees                                        4,418
Legal and accounting services                            4,013
Custodian fee                                            1,172
Miscellaneous                                              362
--------------------------------------------------------------
Total expenses                                      $  181,729
--------------------------------------------------------------


Net investment loss                                 $ (246,884)
--------------------------------------------------------------


Realized and Unrealized Gain (Loss) from Portfolio
--------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost        $1,364,911
       basis)
    Foreign currency transactions                      (13,158)
--------------------------------------------------------------
Net realized gain on investment transactions        $1,351,753
--------------------------------------------------------------

Change in unrealized appreciation (depreciation) --
    Investment transactions                         $  976,094
    Foreign currency transactions                       (2,146)
--------------------------------------------------------------

Net change in unrealized appreciation of            $  973,948
    investments
--------------------------------------------------------------


Net realized and unrealized gain on                 $2,325,701
    investments
--------------------------------------------------------------


Net increase in net assets resulting from           $2,078,817
    operations
--------------------------------------------------------------

                       See notes to financial statements

EV Marathon Information Age Fund as of February 28, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                     Six Months Ended
Increase (Decrease)                  February 28, 1997    Year Ended
in Net Assets                        (Unaudited)          August 31, 1996*
--------------------------------------------------------------------------------
From operations --
    Net investment loss                   $  (246,884)      $  (186,468)
    Net realized gain (loss) on
       investment transactions              1,351,753          (113,052)
    Net change in unrealized
       appreciation (depreciation)
       of investments                         973,948         1,289,696
--------------------------------------------------------------------------------

Net increase in net assets resulting
    from operations                       $ 2,078,817       $   990,176
--------------------------------------------------------------------------------
Distributions to shareholders --
    From net realized gain
       on investments                     $   (24,425)      $        --
--------------------------------------------------------------------------------
Total distributions to shareholders       $   (24,425)      $        --
--------------------------------------------------------------------------------
Transactions in shares of beneficial
    interest (Note 4) --
    Proceeds from sale of shares          $ 5,065,441       $24,825,891
    Net asset value of shares issued to
       shareholders in payment of
       distributions declared                  22,530                --
    Cost of shares redeemed                (3,027,892)       (4,015,589)
--------------------------------------------------------------------------------
Net increase in net assets from           $ 2,060,079       $20,810,302
    Fund share transactions
--------------------------------------------------------------------------------

Net increase in net assets                $ 4,114,471       $21,800,478
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                    $21,800,478       $        --
--------------------------------------------------------------------------------
At end of period                          $25,914,949       $21,800,478
--------------------------------------------------------------------------------


Accumulated
undistributed net
investment income
included in net assets
--------------------------------------------------------------------------------
 At end of period                         $  (252,992)      $    (6,108)
--------------------------------------------------------------------------------


* For the period from the start of business, September 18, 1995, to August 31, 1996.

                       See notes to financial statements

EV Marathon Information Age Fund as of February 28, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights


                                                                            Six Months Ended
                                                                            February 28, 1997                Year Ended
                                                                            (Unaudited)                      August 31, 1996 *
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                                           $11.040                         $10.000
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                              $(0.115)                        $(0.134)
Net realized and unrealized gain on investments                                    1.167                           1.174
------------------------------------------------------------------------------------------------------------------------------------
Total income from operations                                                     $ 1.052                         $ 1.040
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                            $(0.012)                        $    --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                              $(0.012)                        $    --
------------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period                                                 $12.080                         $11.040
------------------------------------------------------------------------------------------------------------------------------------

Total Return /(1)/                                                                  9.53%                          10.40%
------------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                          $25,914                         $21,800
Ratio of net expenses to average net assets /(2)/                                   2.98%+                          2.96%+
Ratio of net investment loss to average net assets                                 (2.07)%+                        (1.34)%+


*     For the period from the start of business, September 18, 1995, to
      August 31, 1996.
+     Annualized.
/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
/(2)/ Includes the Fund's share of the Portfolio's allocated expenses.

                       See notes to financial statements

EV Marathon Information Age Fund as of February 28, 1997
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    EV Marathon Information Age Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in Information Age Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (53.3% at February 28, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

    C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, if any, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 1996, net capital losses of $91,588 attributable to security transactions incurred after October 31, 1995, are treated as arising on the first day of the Fund's next taxable year.

    D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

    E Interim Financial Information -- The interim financial statements relating to February 28, 1997 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

    F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the statement of operations.

EV Marathon Information Age Fund as of February 28, 1997
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


2   Distributions to Shareholders
    ----------------------------------------------------------------------------
    It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the record date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3   Management Fee and Other Transactions with Affiliates
    ----------------------------------------------------------------------------
    The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended February 28, 1997 the fee was equivalent to 0.25% (annualized) of the Fund's average net assets for such period and amounted to $29,790. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. Certain officers and Trustees of the Fund and the Portfolio are directors/trustees of the above organizations. In addition, investment adviser and administrative fees, are paid by the Portfolio to EVM and its affiliates. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

4   Shares of Beneficial Interest
    ----------------------------------------------------------------------------
    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                       Six Months Ended
                                       February 28, 1997     Year Ended
                                       (Unaudited)           August 31, 1996*
    ----------------------------------------------------------------------------
    Sales                                        427,022           2,344,257

    Issued to shareholders electing to
      receive payment of distribution
      in Fund shares                               1,937                  --

    Redemptions                                 (257,358)           (369,769)
    ----------------------------------------------------------------------------

    Net Increase                                 171,601           1,974,488
    ----------------------------------------------------------------------------

   * For the period from the start of business, September 18, 1995 to August 31, 1996.


5   Distribution Plan
    ----------------------------------------------------------------------------
    The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's average daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for shares sold plus, (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. During the six months ended February 28, 1997 the Fund paid distribution fees to EVD aggregating $89,371 representing 0.75% (annualized) of average daily net assets. At February 28, 1997 the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $989,000.

EV Marathon Information Age Fund as of February 28, 1997
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


    In addition, the Plan authorizes the Fund to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for each fiscal year. The Trustees have initially implemented the Plan by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such, are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. The Fund paid or accrued an aggregate of $16,190 for the six months ended February 28, 1997 as service fees under the Plan. EVD may pay up to the entire amount of the service fees to authorized firms through which the Fund's shares are distributed. Certain officers and Trustees of the Fund are officers or directors of EVD.

6   Contingent Deferred Sales Charge
    ----------------------------------------------------------------------------
    A contingent deferred sales charge (CDSC) is imposed on any redemption of Fund shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point each year thereafter. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. EVD received approximately $45,000 of CDSC paid by shareholders for the six months ended February 28, 1997.

7   Investment Transactions
    ----------------------------------------------------------------------------
    Increases and decreases in the Fund's investment in the Portfolio aggregated $4,945,821 and $3,167,511, respectively.

Information Age Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)


Common Stocks -- 93.08%



Security                          Shares             Value
----------------------------------------------------------------
Advertising -- 3.15%
----------------------------------------------------------------
Catalina Marketing Corp.             5,000          $  251,250
Omnicom Group, Inc.                 16,000             794,000
True North Communications, Inc.     24,000             480,000
----------------------------------------------------------------
                                                    $1,525,250
----------------------------------------------------------------

Broadcasting and Cable -- 8.57%
----------------------------------------------------------------
Benpres Holdings GDR*               32,000          $  280,000
Lin Television Corp.                17,000             705,500
Providence Journal Co. Class A       5,000             160,000
TCA Cable TV, Inc.                  15,000             480,000
Television Broadcasts, Ltd.*       230,000             980,152
Westinghouse Electric, Corp.        35,000             603,750
Yorkshire-Tyne Tees TV Holdings*    45,000             937,010
----------------------------------------------------------------
                                                    $4,146,412
----------------------------------------------------------------

Business Services - Miscellaneous -- 3.65%
----------------------------------------------------------------
ADT Ltd.                            30,000          $  652,500
Corporate Express, Inc.             10,000             187,500
E*Trade Group, Inc.                 15,000             360,000
Interim Services, Inc.              15,000             566,250
----------------------------------------------------------------
                                                    $1,766,250
----------------------------------------------------------------

Communications Services -- 13.70%
----------------------------------------------------------------
British Telecommunications PLC*    125,000          $  866,584
Cable and Wireless PLC*            145,000           1,177,699
Itochu Corp.*                       50,000             246,832
Korea Mobile Telecom Corp.*            299             302,045
Nippon Telegraph and
Telephone Corp.*                        70             499,730
Orbital Sciences Corp.              35,000             603,750
Pathe SA*                            2,100             526,429
PT Telekomunikasi*                 160,000             278,624
STET*                              300,000           1,272,791
Telco Communications Group          25,000             453,125
Worldcom, Inc.                      15,000             399,375
----------------------------------------------------------------
                                                    $6,626,984
----------------------------------------------------------------

Computer Software -- 9.37%
----------------------------------------------------------------
Computer Associates
International, Inc.                 16,000          $  696,000
Informix Corp.                      33,000             573,375
Misys PLC*                          33,000             661,333
Oracle Corp.                        18,000             706,500


Computer Software (continued)
----------------------------------------------------------------
Oxford Molecular Group PLC*         50,000          $  366,593
Primark Corp.                       20,000             497,500
USCS International, Inc.            22,000             456,500
VTECH Holdings Ltd.*               330,000             571,414
----------------------------------------------------------------
                                                    $4,529,215
----------------------------------------------------------------

Computers and Business Equipment -- 3.44%
----------------------------------------------------------------
Auspex Systems, Inc.                35,000          $  406,875
DSC Communications                  15,000             315,000
Informatics Ltd.*                  547,000             262,852
Jacor Communications, Inc.          10,000             294,375
Shiva Corp.                         23,000             382,375
----------------------------------------------------------------
                                                    $1,661,477
----------------------------------------------------------------

Consumer Services -- 1.23%
----------------------------------------------------------------
CUC International, Inc.             25,000          $  596,875
----------------------------------------------------------------
                                                    $  596,875
----------------------------------------------------------------

Electronics - Instruments -- 13.05%
----------------------------------------------------------------
Avimo Group Ltd.*                  200,000          $  251,140
Electric and Eltek
International*                    2,200,000            562,522
Hitachi Ltd.*                       65,000             561,812
Mitsumi Electric Co., Ltd.*         31,000             579,680
Philips Electronics NV*             24,000           1,083,724
Roland*                              3,000              52,358
Samsung Electronics*                 3,300             270,634
Samsung Electronics GDR*/2/          1,205              53,924
Sumitomo Electric Industries*       45,000             632,038
Tandberg Television ASA*            92,000           1,042,104
Thermo Electron Corp.               20,000             682,500
Venture Manufacturing*             200,000             538,758
----------------------------------------------------------------
                                                    $6,311,194
----------------------------------------------------------------

Electronics - Semiconductors -- 0.88%
----------------------------------------------------------------
Intel Corp.                          3,000          $  425,625
----------------------------------------------------------------
                                                    $  425,625
----------------------------------------------------------------

Entertainment -- 6.22%
----------------------------------------------------------------
Carmike Cinemas, Inc.               20,000          $  512,500
EMI Group PLC*                      35,000             658,074
Sony Corp.*                         19,100           1,382,596
Yoshimoto Kogyo*                    42,000             453,771
----------------------------------------------------------------
                                                    $3,006,941
----------------------------------------------------------------

                       See notes to financial statements

Information Age Portfolio  as of February 28, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Security                           Shares            Value
----------------------------------------------------------------
Information Services -- 14.75%
----------------------------------------------------------------
Affiliated Computer Services        30,000          $  618,750
Automatic Data Processing, Inc.     22,000             937,750
Bisys Group, Inc.                   20,000             625,000
Ceridian Corp./1/                   16,000             626,000
Computer Sciences Corp.             11,000             742,500
DST Systems, Inc.                   25,000             821,875
Fiserv Inc.                         17,000             556,750
IDX Systems Corp.                   15,000             472,500
Reuters Holdings PLC*              100,000           1,070,450
Sungard Data Systems, Inc.          13,000             659,750
----------------------------------------------------------------
                                                    $7,131,325
----------------------------------------------------------------

Miscellaneous -- 2.84%
----------------------------------------------------------------
Boston Scientific Corp./1/           5,000          $  331,250
Eastman Kodak Co.                    7,000             627,375
Healthdyne Technologies             30,000             416,250
----------------------------------------------------------------
                                                    $1,374,875
----------------------------------------------------------------

Publishing -- 12.23%
----------------------------------------------------------------
Dow Jones & Co., Inc.               20,000          $  802,500
EMAP*                               25,000             314,048
Flammarion SA*                      15,000             724,129
John Fairfax Holdings*             250,000             600,117
McGraw-Hill, Inc.                   15,000             778,125
Oriental Press Group*/1/           158,000               8,366
Pearson PLC*                       105,000           1,315,577
Springer Alex Verlag AG*               800             557,698
Star Publications (Malaysia)*      185,000             812,122
----------------------------------------------------------------
                                                    $5,912,682
----------------------------------------------------------------

Total Common Stocks
    (identified cost $40,768,644)                    $45,015,105
----------------------------------------------------------------

Preferred Stocks -- 1.86%


Publishing -- 1.85%
----------------------------------------------------------------
News Corp., Ltd.*                  199,500          $  901,993
----------------------------------------------------------------
                                                    $  901,993
----------------------------------------------------------------

Total Preferred Stocks
    (identified cost $749,858)                       $ 901,993
----------------------------------------------------------------


Short-Term Investments -- 8.24%

                                  Principle
                                  Amount
Security                          (000 omitted)    Value
----------------------------------------------------------------
American General Finance
Corp., 5.32%, 3/10/97            $  861,000       $   859,855
CIT Group Holdings, 5.40%,
    3/3/97                        2,000,000         1,999,400
GE Capital Co., 5.27%, 3/5/97     1,126,000         1,125,341
----------------------------------------------------------------

Total Short-Term Investments
    (identified cost $3,984,596)                   $3,984,596
----------------------------------------------------------------

Total Investments -- 103.18%
    (identified cost $45,503,098)                  $49,901,694
----------------------------------------------------------------

Other Assets, Less Liabilities -- (3.18)%          $(1,537,764)
----------------------------------------------------------------

Net Assets -- 100%                                 $48,363,930
----------------------------------------------------------------

ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
*   Foreign Security
/1/ Non-income producing security.
/2/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 1997, the value of these securities amounted to $53,924 or 0.1% of net assets.

                       See notes to financial statements

Information Age Portfolio as of February 28, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of February 28, 1997
Assets
-----------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $45,503,098)                            $49,901,694
Cash                                                                3,172
Receivable for investments sold                                   694,051
Dividends and interest receivable                                  23,832
Deferred organization expenses (Note 1C)                            4,592
-----------------------------------------------------------------------------
Total assets                                                  $50,627,341
-----------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------
Payable for investments purchased                             $ 2,056,634
Payable for open forward foreign currency contracts               168,019
Payable to affiliate for Trustees' fees (Note 2)                    1,097
Accrued expenses                                                   37,661
-----------------------------------------------------------------------------
Total liabilities                                             $ 2,263,411
-----------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio     $48,363,930
-----------------------------------------------------------------------------


Sources of Net Assets
-----------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals       $43,969,041
Net unrealized appreciation of investments and foreign
     currency transactions (computed on the basis of
     identified cost)                                           4,394,889
-----------------------------------------------------------------------------
Total                                                         $48,363,930
-----------------------------------------------------------------------------


Statement of Operations

For the Six Months Ended
February 28, 1997
Investment Income
-----------------------------------------------------------------------------
Dividends (net of foreign taxes, $18,787)                     $   167,894
Interest income                                                    40,037
-----------------------------------------------------------------------------
Total income                                                  $   207,931
-----------------------------------------------------------------------------


Expenses
-----------------------------------------------------------------------------
Investment adviser fee (Note 2)                               $   174,311
Administration fee (Note 2)                                        57,605
Compensation of Trustees not members of the
    Investment Adviser's organization (Note 2)                      4,136
Custodian fee                                                      84,480
Legal and accounting services                                      13,152
Amortization of organization expenses (Note 1C)                       619
Miscellaneous                                                       2,814
-----------------------------------------------------------------------------
Total expenses                                                $   337,117
-----------------------------------------------------------------------------


Net investment loss                                           $  (129,186)
-----------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
-----------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)           $ 2,664,808
    Foreign currency transactions                                 (25,377)
-----------------------------------------------------------------------------
Net realized gain on investment transactions                  $ 2,639,431
-----------------------------------------------------------------------------

Change in unrealized appreciation (depreciation) --
    Investment (identified cost basis)                        $ 1,925,219
    Foreign currency transactions                                  (3,896)
-----------------------------------------------------------------------------
Net change in unrealized appreciation                         $ 1,921,323
-----------------------------------------------------------------------------

Net realized and unrealized gain on investments               $ 4,560,754
-----------------------------------------------------------------------------

Net increase in net assets from operations                    $ 4,431,568
-----------------------------------------------------------------------------

                       See notes to financial statements

Information Age Portfolio  as of February 28, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                      Six Months Ended
Increase (Decrease)                   February 28, 1997      Year Ended
in Net Assets                         (Unaudited)            August 31, 1996*
-----------------------------------------------------------------------------
From operations --
    Net investment income (loss)            $(129,186)           $  19,131
    Net realized gain (loss)
       on investment transactions           2,639,431             (269,074)
    Net change in unrealized
       appreciation                         1,921,323            2,473,566
-----------------------------------------------------------------------------
Net increase in net assets
    from operations                        $4,431,568          $ 2,223,623
-----------------------------------------------------------------------------
Capital transactions --
    Contributions                          $9,685,489          $47,226,307
    Withdrawals                             (8,456,51)          (6,846,545)
-----------------------------------------------------------------------------
Net increase in net assets from
    capital transactions                   $1,228,977          $40,379,762
-----------------------------------------------------------------------------

Net increase in net assets                 $5,660,545          $42,603,385
-----------------------------------------------------------------------------


Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $42,703,385          $   100,000
-----------------------------------------------------------------------------
At end of period                          $48,363,930          $42,703,385
-----------------------------------------------------------------------------

* For the period from the start of business, September 18, 1995, to August 31, 1996.

                       See notes to financial statements

Information Age Portfolio as of February 28, 1997

FINANCIAL STATEMENTS CONT'D
Supplementary Data


                                 Six Months Ended
                                 February 28, 1997      Year Ended
                                 (Unaudited)            August 31, 1996*
-------------------------------------------------------------------------------

Ratios to average daily net assets
-------------------------------------------------------------------------------

Expenses                                      1.46%+               1.52%+

Net investment income (loss)                 (0.56)%+              0.07%+

Portfolio Turnover                              95%                 115%
-------------------------------------------------------------------------------
Average commission rate paid
    per share (1)                          $0.0137              $0.0303
-------------------------------------------------------------------------------
Net assets, end of period
    (000s omitted)                         $48,364              $42,703
-------------------------------------------------------------------------------

* For the period from the start of business, September 18, 1995, to August 31, 1996.

+   Annualized.

(1) Average commission rate paid per share is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.

                       See notes to financial statements

Information Age Portfolio as of February 28, 1997
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    Information Age Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio which was organized as a trust under the laws of the State of New York on September 1, 1992 seeks to provide long-term capital growth by investing in a global and diversified portfolio of securities of information age companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for Federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Trust's understanding of the applicable countries' tax rules and rates.

    C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

    E Options on Financial Futures -- Upon the purchase of a put option on foreign currency by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending upon whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

    F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

Information Age Portfolio as of February 28, 1997
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

    G Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

    H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    I Other -- Investment transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

    J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expense on the statement of operations.

    K Interim Financial Information -- The interim financial statements relating to February 28, 1997 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions
    with Affiliates
    ---------------------------------------------------------------------------
    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), and Lloyd George Investment Management (Bermuda) Limited, an affiliate of EVM, (the Advisers) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Advisers receive a monthly fee, divided equally between them, of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 1997 the adviser fee was 0.75% (annualized) of average net assets for such period and amounted to $174,311. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 1997 the administration fee was 0.25% (annualized) of average net assets for such period and amounted to $57,605. Except as to the Trustees of the Portfolio who are not members of the Advisers or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

    Trustees of the Portfolio that are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 1997, no significant amounts have been deferred.

    Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

3   Investment Transactions
    ---------------------------------------------------------------------------
    Purchase and sales of investments, other than short-term obligations, aggregated $42,906,185 and $44,452,932, respectively.

Information Age Portfolio as of February 28, 1997
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


4   Federal Income Tax Basis of Investments
    ---------------------------------------------------------------------------
    The cost and unrealized appreciation/depreciation in value of the investments owned at February 28, 1997, are as follows:


    Aggregate cost                                             $ 45,503,098
    ---------------------------------------------------------------------------
    Gross unrealized appreciation                              $  5,641,287

    Gross unrealized depreciation                                (1,242,691)
    ---------------------------------------------------------------------------
    Net unrealized appreciation                                  $4,398,596
    ---------------------------------------------------------------------------

5   Risks Associated with Foreign Investments
    ---------------------------------------------------------------------------
    Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6   Financial Instruments
    ---------------------------------------------------------------------------
    The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at February 28,1997.

7   Line of Credit
    ---------------------------------------------------------------------------
    The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate, a Eurodollar rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

EV Marathon Information Age Fund as of February 28, 1997

INVESTMENT MANAGEMENT

EV Marathon Information Age Fund


Officers                     Independent Trustees
James B. Hawkes              Donald R. Dwight
President and Trustee        President, Dwight Partners, Inc.
                             Chairman, Newspapers of New England, Inc.
M. Dozier Gardner
Vice President               Samuel L. Hayes, III
                             Jacob H. Schiff Professor of Investment Banking,
William D. Burt              Harvard University Graduate School of
Vice President               Business Administration

Barclay Tittmann             Norton H. Reamer
Vice President               President and Director, United Asset
                             Management Corporation
James L. O'Connor
Treasurer                    John L. Thorndike
                             Formerly Director, Fiduciary Company Incorporated
Thomas Otis
Secretary                    Jack L. Treynor
                             Investment Adviser and Consultant


Information Age Portfolio

Officers                     Independent Trustees
James B. Hawkes              Hon. Edward K.Y. Chen
President and Trustee        Professor and Director, Center for Asian Studies,
                             University of Hong Kong
William Chisholm
Vice President               Donald R. Dwight
                             President, Dwight Partners, Inc.
Michel Normandeau            Chairman, Newspapers of New England, Inc.
Vice President
                             Samuel L. Hayes, III
Raymond O'Neill              Jacob H. Schiff Professor of Investment Banking,
Vice President               Harvard University Graduate School of
                             Business Administration
Duncan W. Richardson
Vice President and           Norton H. Reamer
Co-Portfolio Manager         President and Director, United Asset
                             Management Corporation
Hon. Robert Lloyd George
Vice President, Trustee and  John L. Thorndike
Co-Portfolio Manager         Formerly Director, Fiduciary Company Incorporated

James L. O'Connor            Jack L. Treynor
Treasurer                    Investment Adviser and Consultant

Thomas Otis
Secretary


Sponsor and Manager of EV Marathon Information Age Fund and Administrator of Information Age Portfolio
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Co-Adviser of Information Age Portfolio
Boston Management and Research
24 Federal Street
Boston , MA 02110

Lloyd George Investment Management (Bermuda) Limited
3808 One Exchange Square
Central, Hong Kong

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent
First Data Investor Services Group
Attn: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123
(800) 262-1122




EV Marathon Information Age Fund
24 Federal Street
Boston, MA 02110

-------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money

                                                                    M-IASRC-4/97